Statutory Reserves	12 Months Ended
Jun. 30, 2013
Statutory Reserves Disclosure [Abstract]
Statutory Reserves
17.	Statutory Reserves

According to the Company Law of the PRC and the Articles of Association of individual subsidiaries in China, each of them in China is required each year to transfer 10% of the profit after tax as reported in its PRC statutory financial statements to the statutory common reserve fund, except where the fund has reached 50% of the registered capital of the company. This fund can be used to make up any losses incurred or be converted into paid-in capital, provided that the fund does not fall below 25% of the registered capital. As of June 30, 2013, the balance of statutory reserves is provided from the profit after tax of NKY.

The statutory common reserve fund is not distributable except upon liquidation.